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                      NEW ENGLAND LIFE INSURANCE COMPANY

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                        SUPPLEMENT DATED JUNE 22, 2018

                                      TO

           PROSPECTUSES DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED)

                     AND APRIL 30, 2018 (AS SUPPLEMENTED)

            (AMERICAN GROWTH SERIES - I AND AMERICAN GROWTH SERIES)

This supplement describes a change to the American Growth Series - I and American Growth Series variable annuity contracts (the "Contracts") issued by New England Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at: New England Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, call us at 833-208-3018 or access the Securities and Exchange Commission's website at http://www.sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

ANNUITY ADMINISTRATIVE OFFICE ADDRESS AND TELEPHONE NUMBER CHANGE

Effective July 2, 2018, the Annuity Administrative Office address and telephone number will change. Please use the new addresses and telephone numbers listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on August 31, 2018. After this date, requests and elections (including payments and loan repayments) sent to an address other than the one provided below, may be returned or there may be a delay in processing requests or applying payments.

    . Telephone: 833-208-3018 (between the hours of 9:00 a.m. and 7:00 p.m. Eastern Time)

    .   Fax Number: 877-319-2495

    . Correspondence and servicing requests (sub-account transfers, address changes or reallocation of future purchase payments):
            o   New England Life Insurance Company, P.O. Box 7104, Troy,
                MI 48007-7104

    .   Loan Repayments:
            o New England Life Insurance Company, P.O. Box 70248, Philadelphia, PA 19176-0248

    .   Purchase payments:
            o New England Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247

                                                             SUPP--AGSADD062018

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Requests for sub-account transfers or reallocation of future purchase payments may also be made through your financial representative or by Internet at www.brighthousefinancial.com. Address changes may also be made through your
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financial representative.

This change does not affect any of your contractual provisions. All the rights and benefits you have with your Contract remain the same.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE